INVENTORY ON HAND (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
INVENTORY ON HAND [Abstract]
Schedule of Inventories
	September 30,	June 30,
	2012	2012
	($ in thousands)

Finished goods	$752	$479
Work in process	1,201	1,115
Raw materials and supplies	123	150
	$2,076	$1,744

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704